RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Jun. 30, 2026
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of nature of relationships with related parties

Name	Relationship with the Company
Anruitai Investment Limited (“Anruitai”)	22.4% shareholder of the Company as of December 31, 2025, which was diluted to 1.08% as of June 30, 2026 following the Company’s issuance of shares in a private placement.

Schedule of balances due from a related party

	June 30,	December 31,
	2026	2025
	(unaudited)
Due from related parties
Anruitai Investment Limited	$—	$30,666
	$—	$30,666